Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings and improvements | Maximum
Property, plant and equipment - at cost
Estimated useful life	40 years
Estimated useful life, majority of the assets	40 years
Buildings and improvements | Minimum
Property, plant and equipment - at cost
Estimated useful life	10 years
Estimated useful life, majority of the assets	20 years
Machinery and equipment | Maximum
Property, plant and equipment - at cost
Estimated useful life	15 years
Estimated useful life, majority of the assets	10 years
Machinery and equipment | Minimum
Property, plant and equipment - at cost
Estimated useful life	3 years
Estimated useful life, majority of the assets	5 years
Internal use software | Maximum
Property, plant and equipment - at cost
Estimated useful life	7 years
Internal use software | Minimum
Property, plant and equipment - at cost
Estimated useful life	3 years